Related party disclosures - Related Party Transactions (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Related party disclosures
Trade payable	₨ 16,767	₨ 5,581
Significant Influence
Related party disclosures
Rendering of services	6,910	22,041	₨ 4
Interest expense			2,618
Loan taken			400,000
Loans repaid			400,000
Trade payable	1,092
Trade receivable	3,504	4,640
Group Companies of entities having significant influence
Related party disclosures
Rendering of services	169,342	88,932	6,819
Advertisement expense	5,247	15,154
Interest expense	4,428	220
Communication expense	11,491	12,971	16,424
Legal and professional fees	5,497
Insurance expense	6	8	278
Trade payable	15,675	5,581
Trade receivable	53,475	14,793
Other entities where the company considers there to be a significant influence due to significant transaction with investor
Related party disclosures
Legal and professional fees		101,353
Joint venture company
Related party disclosures
Rendering of services			3
Recovery of expenses	103		₨ 133
Loan given	7,500
Interest income	78
Prepayment and other asset	7,759	₨ 86
Other current financial assets	₨ 70